Inventories	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

Composition:

	June 30, 2023	December 31, 2022
	Unaudited	Audited
Raw materials	$31	$177
Inventory in progress	955	1,750
Finished goods	6,973	5,788
Net – advances from customers	(292)	(1,282)

	$7,667	$6,433